UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-07959

 NAME OF REGISTRANT:                     Advisors Series Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Jeffrey T. Rauman, President,
                                         Chief Executive Officer
                                         Advisors Series Trust, c/o
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         777 East Wisconsin Ave, 5th
                                         Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          626-914-7363

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


PIA BBB Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PIA High Yield (MACS) Fund
--------------------------------------------------------------------------------------------------------------------------
 DEAN FOODS COMPANY                                                                          Agenda Number:  935334867
--------------------------------------------------------------------------------------------------------------------------
        Security:  242370AD6
    Meeting Type:  Consent
    Meeting Date:  05-Mar-2021
          Ticker:
            ISIN:  US242370AD62
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     VOTE ON THE PLAN. SELECT "FOR" TO ACCEPT                  Mgmt          For
       THE PLAN SELECT "AGAINST" TO REJECT THE
       PLAN. ABSTAIN IS NOT A VALID VOTING OPTION
       AND WILL NOT COUNT.

2.     OPT OUT OF THE THIRD-PARTY RELEASE.(FOR =                 Mgmt          For
       OPT OUT, AGAINST OR ABSTAIN = DO NOT OPT
       OUT)




--------------------------------------------------------------------------------------------------------------------------
 MARTIN MIDSTREAM PARTNERS LP                                                                Agenda Number:  935250845
--------------------------------------------------------------------------------------------------------------------------
        Security:  573334AD1
    Meeting Type:  Consent
    Meeting Date:  06-Aug-2020
          Ticker:
            ISIN:  US573334AD16
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     VOTE ON THE PLAN. SELECT "FOR" TO ACCEPT                  Mgmt          For
       THE PLAN SELECT "AGAINST" TO REJECT THE
       PLAN.  ABSTAIN IS NOT A VALID VOTING OPTION
       AND WILL NOT COUNT.

2.     OPT OUT OF THE THIRD-PARTY RELEASE. (FOR =                Mgmt          For
       OPT OUT, AGAINST OR ABSTAIN = DO NOT OPT
       OUT).




--------------------------------------------------------------------------------------------------------------------------
 NORTHWEST HARDWOODS, INC.                                                                   Agenda Number:  935303975
--------------------------------------------------------------------------------------------------------------------------
        Security:  412418AA3
    Meeting Type:  Consent
    Meeting Date:  16-Dec-2020
          Ticker:
            ISIN:  US412418AA35
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     VOTE ON THE PLAN. (FOR = ACCEPT, AGAINST =                Mgmt          For
       REJECT)(ABSTAIN VOTES DO NOT COUNT).




--------------------------------------------------------------------------------------------------------------------------
 NORTHWEST HARDWOODS, INC.                                                                   Agenda Number:  935303999
--------------------------------------------------------------------------------------------------------------------------
        Security:  67074DAA9
    Meeting Type:  Consent
    Meeting Date:  16-Dec-2020
          Ticker:
            ISIN:  US67074DAA90
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     VOTE ON THE PLAN (FOR = ACCEPT, AGAINST =                 Mgmt          For
       REJECT)(ABSTAIN VOTES DO NOT COUNT)



PIA High Yield Fund
--------------------------------------------------------------------------------------------------------------------------
 DEAN FOODS COMPANY                                                                          Agenda Number:  935334867
--------------------------------------------------------------------------------------------------------------------------
        Security:  242370AD6
    Meeting Type:  Consent
    Meeting Date:  05-Mar-2021
          Ticker:
            ISIN:  US242370AD62
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     VOTE ON THE PLAN. SELECT "FOR" TO ACCEPT                  Mgmt          For
       THE PLAN SELECT "AGAINST" TO REJECT THE
       PLAN. ABSTAIN IS NOT A VALID VOTING OPTION
       AND WILL NOT COUNT.

2.     OPT OUT OF THE THIRD-PARTY RELEASE.(FOR =                 Mgmt          For
       OPT OUT, AGAINST OR ABSTAIN = DO NOT OPT
       OUT)




--------------------------------------------------------------------------------------------------------------------------
 MARTIN MIDSTREAM PARTNERS LP                                                                Agenda Number:  935250845
--------------------------------------------------------------------------------------------------------------------------
        Security:  573334AD1
    Meeting Type:  Consent
    Meeting Date:  06-Aug-2020
          Ticker:
            ISIN:  US573334AD16
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     VOTE ON THE PLAN. SELECT "FOR" TO ACCEPT                  Mgmt          For
       THE PLAN SELECT "AGAINST" TO REJECT THE
       PLAN.  ABSTAIN IS NOT A VALID VOTING OPTION
       AND WILL NOT COUNT.

2.     OPT OUT OF THE THIRD-PARTY RELEASE. (FOR =                Mgmt          For
       OPT OUT, AGAINST OR ABSTAIN = DO NOT OPT
       OUT).




--------------------------------------------------------------------------------------------------------------------------
 NORTHWEST HARDWOODS, INC.                                                                   Agenda Number:  935303975
--------------------------------------------------------------------------------------------------------------------------
        Security:  412418AA3
    Meeting Type:  Consent
    Meeting Date:  16-Dec-2020
          Ticker:
            ISIN:  US412418AA35
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     VOTE ON THE PLAN. (FOR = ACCEPT, AGAINST =                Mgmt          For
       REJECT)(ABSTAIN VOTES DO NOT COUNT).




--------------------------------------------------------------------------------------------------------------------------
 NORTHWEST HARDWOODS, INC.                                                                   Agenda Number:  935303999
--------------------------------------------------------------------------------------------------------------------------
        Security:  67074DAA9
    Meeting Type:  Consent
    Meeting Date:  16-Dec-2020
          Ticker:
            ISIN:  US67074DAA90
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     VOTE ON THE PLAN (FOR = ACCEPT, AGAINST =                 Mgmt          For
       REJECT)(ABSTAIN VOTES DO NOT COUNT)



PIA MBS Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PIA Short-Term Securities Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


PIA Short Duration Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Advisors Series Trust
By (Signature)       /s/ Jeffrey T. Rauman
Name                 Jeffrey T. Rauman
Title                President and Chief Executive Officer
Date                 08/17/2021